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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          12 East 49th Street, 22nd Floor
          New York, NY 10017

Form 13F File Number:     028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY        February 13, 2013
---------------------       --------------       -----------------
     [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  58
                                                 ----------

Form 13F Information Table Value Total:          $1,399,264
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                              Stelliam Investment Management, LP
                                                  Form 13F Information Table
                                               Quarter ended December 31, 2012



        COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8
                                                         VALUE        SHRS or   SH/  PUT/  INV.  OTHR         VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)      PRN AMT   PRN  CALL  DISC. MNGR      SOLE     SHARED   NONE
-------------------------  --------------   ---------  ----------    ---------  ---  ----  ----  ----   ----------  ------   ----
ACTIVISION BLIZZARD INC    COM              00507V109  $   22,541    2,122,500  SH         SOLE          2,122,500
ACTIVISION BLIZZARD INC    COM              00507V109  $   17,311    1,630,000  SH   CALL  SOLE          1,630,000
AERCAP HOLDINGS NV         SHS              N00985106  $   22,508    1,640,501  SH         SOLE          1,640,501
ANADARKO PETE CORP         COM              032511107  $   21,513      289,500  SH         SOLE            289,500
APACHE CORP                COM              037411105  $   31,008      395,000  SH         SOLE            395,000
ASML HOLDING NV            N Y REGISTRY SHS N07059210  $   53,782      835,000  SH   PUT   SOLE            835,000
BARRICK GOLD CORP          COM              067901108  $    8,402      240,000  SH   PUT   SOLE            240,000
BOSTON SCIENTIFIC CORP     COM              101137107  $   16,388    2,860,000  SH         SOLE          2,860,000
CARDINAL HEALTH INC        COM              14149Y108  $   24,008      583,000  SH         SOLE            583,000
CELANESE CORP DEL          COM SER A        150870103  $   42,116      945,800  SH         SOLE            945,800
CIT GROUP INC              COM              125581801  $   15,669      405,500  SH         SOLE            405,500
CLEARWATER PAPER CORP      COM              18538R103  $   20,696      528,500  SH         SOLE            528,500
COACH INC                  COM              189754104  $   19,706      355,000  SH         SOLE            355,000
COMCAST CORP NEW           CL A SPL         20030N200  $   18,964      527,500  SH         SOLE            527,500
D R HORTON INC             COM              23331A109  $   20,027    1,012,500  SH         SOLE          1,012,500
                           NOTE 2.00%
D R HORTON INC             5/15/14          23331ABB4  $   16,517   10,400,000  PRN        SOLE         10,400,000
DELPHI AUTOMOTIVE PLC      SHS              G27823106  $   27,158      710,000  SH         SOLE            710,000
DELTA AIR LINES INC DEL    COM NEW          247361702  $   34,364    2,895,000  SH         SOLE          2,895,000
EAGLE MATERIALS INC        COM              26969P108  $   14,040      240,000  SH         SOLE            240,000
GAMESTOP CORP NEW          CL A             36467W109  $   61,094    2,435,000  SH         SOLE          2,435,000
GAMESTOP CORP NEW          CL A             36467W109  $    2,572      102,500  SH   CALL  SOLE            102,500
GREENBRIER COS INC         COM              393657101  $   13,219      817,500  SH         SOLE            817,500
GENERAL MTRS CO            COM              37045V100  $   27,749      962,500  SH         SOLE            962,500
HOLLYFRONTIER CORP         COM              436106108  $   19,318      415,000  SH         SOLE            415,000
HERCULES OFFSHORE INC      COM              427093109  $   17,675    2,860,000  SH         SOLE          2,860,000
HORMEL FOODS CORP          COM              440452100  $   23,673      758,500  SH         SOLE            758,500
INTEL CORP                 COM              458140100  $   69,833    3,385,000  SH         SOLE          3,385,000
INTEL CORP                 COM              458140100  $   42,292    2,050,000  SH   CALL  SOLE          2,050,000
JETBLUE AIRWAYS CORP       COM              477143101  $   25,781    4,515,000  SH         SOLE          4,515,000
JETBLUE AIRWAYS CORP       COM              477143101  $    6,681    1,170,000  SH   CALL  SOLE          1,170,000
                           DBCV 6.75%
JETBLUE AIRWAYS CORP       10/15/39         477143AF8  $   19,136   14,000,000  PRN        SOLE         14,000,000
JPMORGAN CHASE & CO        COM              46625H100  $   44,630    1,015,000  SH         SOLE          1,015,000
LAM RESEARCH CORP          COM              512807108  $   13,007      360,000  SH   PUT   SOLE            360,000
MACYS INC                  COM              55616P104  $   27,685      709,500  SH         SOLE            709,500
MARATHON PETE CORP         COM              56585A102  $   17,294      274,500  SH         SOLE            274,500
MICRON TECHNOLOGY INC      COM              595112103  $   29,337    4,620,000  SH         SOLE          4,620,000
MICRON TECHNOLOGY INC      COM              595112103  $   26,035    4,100,000  SH   CALL  SOLE          4,100,000
MICROSOFT CORP             COM              594918104  $   48,782    1,825,000  SH         SOLE          1,825,000
MRC GLOBAL INC             COM              55345K103  $   22,571      812,500  SH         SOLE            812,500
NEWMONT MINING CORP        COM              651639106  $    5,573      120,000  SH   PUT   SOLE            120,000
NORDSTROM INC              COM              655664100  $   27,018      505,000  SH         SOLE            505,000
PFIZER INC                 COM              717081103  $   41,884    1,670,000  SH         SOLE          1,670,000
QUANTA SVCS INC            COM              74762E102  $   13,781      505,000  SH         SOLE            505,000
RANGE RES CORP             COM              75281A109  $   15,393      245,000  SH         SOLE            245,000
SANDISK CORP               COM              80004C101  $   28,750      660,000  SH         SOLE            660,000
SANDISK CORP               COM              80004C101  $   26,789      615,000  SH   CALL  SOLE            615,000
SEAGATE TECHNOLOGY PLC     SHS              G7945M107  $   24,643      808,500  SH         SOLE            808,500
SOUTH JERSEY INDS INC      COM              838518108  $   21,717      431,500  SH         SOLE            431,500
SYMMETRY MED INC           COM              871546206  $   17,997    1,710,700  SH         SOLE          1,710,700
TEVA PHARMACEUTICAL
INDS LTD                   ADR              881624209  $   27,258      730,000             SOLE            730,000
TEVA PHARMACEUTICAL
INDS LTD                   ADR              881624209  $   13,013      348,500  SH   CALL  SOLE            348,500
TOLL BROTHERS INC          COM              889478103  $   19,560      605,000             SOLE            605,000
UNITED RENTALS INC         COM              911363109  $   13,770      302,500  SH         SOLE            302,500
U S AIRWAYS GROUP INC      COM              90341W108  $   25,988    1,925,000  SH         SOLE          1,925,000
VEECO INSTRS INC DEL       COM              922417100  $   19,734      668,500  SH         SOLE            668,500
WELLPOINT INC              COM              94973V107  $   18,428      302,500  SH         SOLE            302,500
WESTERN DIGITAL CORP       COM              958102105  $   17,995      423,500  SH         SOLE            423,500
WESTPORT INNOVATIONS INC   COM NEW          960908309  $   14,891      557,500  SH         SOLE            557,500

Total Fair Market Value (in thousands)                 $1,399,264
